Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Current
Cash and cash equivalents	$ 437,807	$ 421,457
Restricted cash	50,972	19,394
Accounts receivable	46,995	56,261
Income taxes receivable	57	221
Marketable securities	1,331	3,751
Biological assets	23,827	20,250
Inventory	116,098	117,471
Prepaids and other current assets	6,539	11,169
Assets held for sale	61,495	15,918
Current assets	745,121	665,892
Property, plant and equipment	233,465	606,093
Derivatives	26,283	59,382
Deposits	3,134	3,538
Loan receivable	16	10,096
Investments in associates and joint ventures	1,207	289
Lease receivable	4,434	4,256
Intangible assets	70,696	367,448
Goodwill	0	887,737
Total assets	1,084,356	2,604,731
Current
Accounts payable and accrued liabilities	69,874	57,944
Income taxes payable	167	0
Deferred revenue	3,850	4,169
Convertible debentures	26,854	34,749
Lease liabilities	6,150	6,188
Contingent consideration payable	14,500	374
Provisions	5,410	2,077
Other current liabilities	12,435	10,874
Liabilities held for sale	5,988	0
Current liabilities	145,228	116,375
Convertible debentures	199,650	293,182
Lease liabilities	36,837	65,431
Derivative liability	37,297	91,939
Other long-term liability	128	104
Deferred tax liability	2,862	0
Total liabilities	422,002	567,031
Shareholders’ equity
Share capital	6,754,626	6,424,296
Reserves	157,213	141,500
Accumulated other comprehensive loss	(211,721)	(207,011)
Deficit	(6,038,275)	(4,321,085)
Total equity attributable to Aurora shareholders	661,843	2,037,700
Non-controlling interests	511	0
Total equity	662,354	2,037,700
Total liabilities and equity	$ 1,084,356	$ 2,604,731